Note 2 - Principles Of Consolidation, Acounting policies and measurement bases applied and recent IFRS pronouncements - Depreciation rates for tangible assets (Details)	12 Months Ended
Dec. 31, 2020
Building for own use [Member]
Effective dates of revaluation property plant and equipment Line Items
Effective dates of revaluation property plant and equipment	1% - 4%
Furniture [Member]
Effective dates of revaluation property plant and equipment Line Items
Effective dates of revaluation property plant and equipment	8% - 10%
Fixtures [Member]
Effective dates of revaluation property plant and equipment Line Items
Effective dates of revaluation property plant and equipment	6% - 12%
Office Supplies and hardware [Member]
Effective dates of revaluation property plant and equipment Line Items
Effective dates of revaluation property plant and equipment	8% - 25%
Rights Of Use By Lease [Member]
Effective dates of revaluation property plant and equipment Line Items
Effective dates of revaluation property plant and equipment	The lesser of the lease term or the useful life of the underlying asset